Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Summary of Financial Assets
The following tables provide a breakdown for financial assets by category at December 31, 2024:

	At December 31, 2024
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,711	—	1,711	21	—	1,711	—
Cash and cash equivalents	—	—	219,130	219,130	24	—	219,130	—
Trade receivables	—	—	248,790	248,790	20	—	248,790	—
Other non-current financial assets	5,880	—	35,606	41,486	18	—	36,196	5,290
Other current financial assets	61,415	12,224	3,630	77,269	22	15,428	7,775	54,066
Financial assets	67,295	13,935	507,156	588,386		15,428	513,602	59,356

The following table provides an additional breakdown for other current financial assets at December 31, 2024:

	At December 31, 2024
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	23,954	—	—	23,954	—	—	23,954
Private debt	10,395	—	—	10,395	—	281	10,114
Hedge funds	10,285	—	—	10,285	—	—	10,285
Real estate funds	9,713	—	—	9,713	—	—	9,713
Money market funds and floating income	3,864	5,785	—	9,649	5,785	3,864	—
Fixed income	—	6,439	—	6,439	6,439	—	—
Guarantee deposits	—	—	3,360	3,360	—	3,360	—
Equity	3,204	—	—	3,204	3,204	—	—
Financial receivables	—	—	270	270	—	270	—
Total other current financial assets	61,415	12,224	3,630	77,269	15,428	7,775	54,066

The following table presents the changes in level 3 items for the years ended December 31, 2024 and 2023:

(€ thousands)	Fair value Level 3
	2024	2023
At January 1	57,131	215,727
Investments	2,969	10,140
Disposals	(5,617)	(169,645)
Fair value adjustments	3,598	1,647
Realized gains	94	(49)
Exchange rate gains/(losses)	1,181	(689)
At December 31	59,356	57,131
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available NAV.

	At December 31, 2023
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	11,110	—	11,110	21	—	11,110	—
Cash and cash equivalents	—	—	296,279	296,279	24	—	296,279	—
Trade receivables	—	—	240,457	240,457	20	—	240,457	—
Other non-current financial assets	4,421	—	29,477	33,898	18	—	30,133	3,765
Other current financial assets	56,880	28,440	5,597	90,917	22	29,581	7,970	53,366
Financial assets	61,301	39,550	571,810	672,661		29,581	585,949	57,131

The following table provides an additional breakdown for other current financial assets at December 31, 2023:

	At December 31, 2023
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	22,399	—	—	22,399	—	—	22,399
Money market funds and floating income	2,093	16,692	—	18,785	16,692	2,093	—
Real estate funds	12,146	—	—	12,146	—	—	12,146
Fixed income	—	11,748	—	11,748	11,748	—	—
Private debt	10,106	—	—	10,106	—	280	9,826
Hedge funds	8,995	—	—	8,995	—	—	8,995
Guarantee deposits	—	—	5,431	5,431	—	5,431	—
Equity	1,141	—	—	1,141	1,141	—	—
Financial receivables	—	—	166	166	—	166	—
Total other current financial assets	56,880	28,440	5,597	90,917	29,581	7,970	53,366

Summary of Financial Liabilities
The following tables provide a breakdown for financial liabilities by category:

	At December 31, 2024
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	15,138	—	15,138	21	—	15,138	—
Non-current borrowings	—	—	196,401	196,401	27	—	196,401	—
Current borrowings	—	—	177,166	177,166	27	—	177,166	—
Other non-current financial liabilities	146,338	—	110	146,448	28	—	146,338	110
Trade payables and customer advances	—	—	309,771	309,771	32	—	309,771	—
Lease liabilities – Current / Non-current	—	—	661,685	661,685	29	—	—	661,685
Financial liabilities	146,338	15,138	1,345,133	1,506,609		—	844,814	661,795

	At December 31, 2023
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	897	—	897	21	—	897	—
Non-current borrowings	—	—	113,285	113,285	27	—	113,285	—
Current borrowings	—	—	289,337	289,337	27	—	289,337	—
Other non-current financial liabilities	136,466	—	90	136,556	28	—	136,466	90
Other current financial liabilities	22,102	—	—	22,102	28		22,102	—
Trade payables and customer advances	—	—	314,137	314,137	32	—	314,137	—
Lease liabilities – Current / Non-current	—	—	593,725	593,725	29	—	—	593,725
Financial liabilities	158,568	897	1,310,574	1,470,039		—	876,224	593,815